Income Taxes - Summary of Changes in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Balance of beginning of period	$ 44,774	$ 54,220	$ 23,999
Increases	6,083	8,201	39,240
Decreases	(4,589)	(17,647)	(9,019)
Balance at end of period	$ 46,268	$ 44,774	$ 54,220